Income Taxes - Summary of reconciliations of the income tax expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Net (loss) income before income tax expense	¥ (179,203)	$ (28,122)	¥ 19,824	¥ 8,131
Income tax at statutory tax rate	(44,801)	(7,030)	4,956	2,033
International tax rate difference	12,801	2,009	(7,146)	363
Effect of preferential tax rates	(4,080)	(640)	(3,762)	(229)
Non-deductible expense	39,785	6,244	30,146	20,615
Research and development expense super-deduction	(1,562)	(245)	(885)
Changes in valuation allowance	4,290	671	560	(1,798)
Tax rate change	(191)	(30)	(66)
Interest expense	5,785	908	2,520	596
Non-taxable income			(1,617)
Unutilized tax loss			722
Income tax expense	¥ 12,027	$ 1,887	¥ 25,428	¥ 21,580